Long-Term Incentive Plan (Unit-based Awards) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Outstanding at beginning of period	162,860	205,864	175,236
Granted	38,595	19,414	74,437
Forfeited	(12,517)	0	0
Vested	(98,000)	(62,418)	(43,809)
Outstanding at end of period	90,938	162,860	205,864
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Fair value per unit	14.70	14.70	14.70
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Fair value per unit	21.40	19.69	16.15